6. STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Stock Option Plan And Stock-Based Compensation Details
Risk-free interest rate, Minimum	0.55%	0.49%	0.47%	0.43%
Risk-free interest rate, Maximum	2.29%	1.55%	1.55%	1.27%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Volatility factor, Minimum	85.60%		85.00%	85.00%
Volatility factor, Maximum	98.40%	85.00%	96.00%	90.00%
Expected life of option, Minimum	2 years 6 months	4 years 6 months	3 years 3 months	3 years 6 months
Expected life of option, Maximum	7 years	6 years	6 years	7 years